UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cadmus Capital Management, LLC

Address:  350 Madison Avenue, 8th Floor
          New York, New York 10017

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Laura Roche
Title:    Chief Financial Officer
Phone:    (212) 389-8763

Signature, Place and Date of Signing:


/s/ Laura Roche               New York, New York              August 13, 2004
--------------------          ------------------            --------------------
     [Signature]                 [City, State]                     [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       63

Form 13F Information Table Value Total: $173,107
                                        (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                FORM 13F INFORMATION TABLE

13-F Securities Report
Cadmus Capital
Master Portfolio Group
30-Jun-04
                                                                     MARKET
                                                                     VALUE
                                                          CUSIP/      BOOK     SHRS OR  INVSTMT  OTHER
            NAME OF ISSUER             TITLE OF CLASS     SEDOL    (X $1000)   PRN AMT  DSCRTN   MNGRS  VOTING AUTHORITY
-------------------------------------------------------------------------------------------------------------------------
ABX AIR Inc.                           Common Stock     000805101    9,264    1,356,350  Sole    None          1,356,350
Aclara BioSciences Inc                 Common Stock     00461P106    1,690      377,252  Sole    None            377,252
Advanta Corp                           Common Stock     007942204    2,062       90,000  Sole    None             90,000
Advisory Bd Co                         Common Stock     00762W107    2,257       63,408  Sole    None             63,408
Aether Systems Inc                     Common Stock     00808V105    3,363      977,704  Sole    None            977,704
AGCO Corp                              Common Stock     001084102      288       14,120  Sole    None             14,120
Allegheny Energy Inc                   Common Stock     017361106    1,164       75,525  Sole    None             75,525
Amer Home Mort Inv Corp Mtg Invt Corp  Common Stock     02660R107      933       36,000  Sole    None             36,000
Arch Wireless Inc.                     Common Stock     039392709    6,934      243,400  Sole    None            243,400
Arena Pharmaceuticals Inc              Common Stock     040047102    1,541      282,255  Sole    None            282,255
Atari Inc.                             Common Stock     04651M105      374      155,000  Sole    None            155,000
Bay View Cap Corp Del                  Common Stock     07262L309    2,840    1,378,800  Sole    None          1,378,800
Boykin Lodging Co.                     Common Stock     103430104      136       17,800  Sole    None             17,800
Brinker Intl Inc                       Common Stock     109641100      838       24,560  Sole    None             24,560
Brookfield Homes Corp.                 Common Stock     112723101   10,345      395,000  Sole    None            395,000
Caesar's Entmt Inc                     Common Stock     127687101      539       35,900  Sole    None             35,900
CBRL Group Inc.                        Common Stock     12489V106    1,543       50,000  Sole    None             50,000
Centex Corp.                           Common Stock     152312104    3,997       87,370  Sole    None             87,370
Citizen's Communications Co            Common Stock     17453B101    5,912      488,600  Sole    None            488,600
Columbia Labs Inc                      Common Stock     197779101      325       93,800  Sole    None             93,800
Deutsche Bank AG Namen                 Common Stock     D18190898    3,115       61,000  Sole    None             61,000
Diamond Offshore Drilling In           Common Stock     25271C102      357       15,000  Sole    None             15,000
Dobson Communications Corp             Common Stock     256069105    1,700      521,459  Sole    None            521,459
Eagle Materials Inc                    Common Stock     26969P207    2,397       34,619  Sole    None             34,619
Ellis Perry Intl Inc                   Common Stock     288853104      892       35,300  Sole    None             35,300
Federal Home Ln Mtg Corp               Common Stock     313400301    3,182       50,274  Sole    None             50,274
First Horizon Pharmeceutical           Common Stock     32051K106    6,464      341,995  Sole    None            341,995
Gentiva Health Services Inc.           Common Stock     37247A102    2,871      176,555  Sole    None            176,555
Government PPTYS Tr Inc                Common Stock     38374W107   11,037    1,056,200  Sole    None           1,056,200
Grupo Aeroportuario Del Sure           Common Stock     40051E202      394       21,320  Sole    None             21,320
HealthTronics Surgical Svs             Common Stock     42222L107      532       66,600  Sole    None             66,600
Hilfiger Tommy Corp                    Common Stock     G8915Z102      984       65,000  Sole    None             65,000
Hollinger Intl Inc                     Common Stock     435569108      455    3,900,000  Sole    None          3,900,000
Hollinger Int'l Inc                    Common Stock     435569108      649       38,630  Sole    None             38,630
Honeywell Intl Inc                     Common Stock     438516106    1,222       33,350  Sole    None             33,350
IMC Global Inc                         Common Stock     449669100    3,501      261,300  Sole    None            261,300
Janus Cap Group Inc.                   Common Stock     47102X105    8,042      487,670  Sole    None            487,670
Jones Apparel Group Inc                Common Stock     480074103      987       25,000  Sole    None             25,000
Kinder Morgan Management LLC           Common Stock     49455U100      779       21,192  Sole    None             21,192
Laidlaw Int'l Inc                      Common Stock     50730R102    5,619      433,582  Sole    None            433,582
Longs Drug Stores Corp.                Common Stock     543162101    1,005       42,100  Sole    None             42,100
Magna Intl Inc                         Common Stock     559222401      656        7,700  Sole    None              7,700
MI Devs Inc                            Common Stock     55304X104  30,942     1,146,000  Sole    None          1,146,000
Morgan Stanley                         Common Stock     617446448    2,844       53,900  Sole    None             53,900
Movie Gallery Inc.                     Common Stock     624581104    3,101      158,600  Sole    None            158,600
New Century Financial Corp             Common Stock     64352D101      726       15,500  Sole    None             15,500
Northrop Grumman Corp                  Common Stock     666807102    1,074       20,000  Sole    None             20,000
Optimal Group Inc                      Common Stock     68388R208      305       40,000  Sole    None             40,000
Par Pharmeceutical Cos Inc             Common Stock     69888P106      637       18,100  Sole    None             18,100
Parker Drilling Co                     Common Stock     701081101      104       27,100  Sole    None             27,100
Penney JC Inc                          Common Stock     708160106      506       13,400  Sole    None             13,400
Precision Cast Parts Inc               Common Stock     740189105      492        9,000  Sole    None              9,000
Price Communications Corp              Common Stock     741437305    2,427      164,430  Sole    None            164,430
Reliant Energy Inc                     Common Stock     75952B105      542       50,000  Sole    None             50,000
Sunterra Corp                          Common Stock     86787D208    2,309      183,266  Sole    None            183,266
Swift Transn Co                        Common Stock     870756103    1,221       68,000  Sole    None             68,000
Thermogenesis Corp                     Common Stock     883623209      841      177,752  Sole    None            177,752
Transocean Inc                         Common Stock     G90078109    2,837       98,030  Sole    None             98,030
Verizon Communications                 Put              92343V954      252          600  Sole    None                600
Virologic Inc                          Common Stock     92823R201      889      363,050  Sole    None            363,050
Wabash Natl Corp                       Common Stock     929566107      516       18,730  Sole    None             18,730
Woodward Governor Co.                  Common Stock     980745103    1,370       19,004  Sole    None             19,004
Xcel Energy Inc.                       Common Stock     98389B100    5,987      358,280  Sole    None            358,280

Grand Total

16233.0001 #505014